Exhibit 99.1

Executive Summary

Third Party Due Diligence Review - Title

Form ABS-15G

Overview

Solidifi Title & Closing, LLC ("Solidifi") was engaged by Loan Funding Structure II LLC as diligence agent to provide title reports for a population of 211 mortgage loans in connection with the securitization identified as BRAVO Residential Funding Trust 2020-TAC1 Mortgage-Backed Notes, Series 2020-TAC1. Solidifi, in order to provide said reports, completed a detailed land records search on each asset to obtain the following information as it pertains to the ownership & encumbrance(s) of each residential asset pledged as security:

I.	Property Ownership Information
a.	Including Current / Prior Deed (s), Vesting Type, Manner of Title
b.	All deeds back to the most recent full value or out of family transfer
II.	Open Deed of Trust / Mortgage Lien Information
a.	Including assignments, subordinations, modifications, agreements
III.	Judgments and Encumbrances
a.	Easements, Restrictions, Rights-of-Way within the scope of the search
b.	List of all open judgments and tax lien against the Owners/ Property within the scope of the search
c.	Property Liens and UCC Filing within the scope of the search
IV.	Legal Description of Subject Property
a.	Legal description of subject property obtained from purchase money deed
b.	Includes a Tax Parcel ID Number
V.	Pertinent Copies of all documents located

Search Scope	# of Loans Searched
Current Owner Land Records Title Search	211

Provided with each title report was a summary of all aforementioned information, copies of all pertinent recorded documents, and an Excel data file with all property report data output information.

Scope of Review

Solidifi completed a title review of the 211 title search reports to identify potential liens/judgments that may exist affecting each mortgage loan’s first position lien status, as well as liens/judgments recorded post-origination.

As part of the review process, Solidifi examined any available origination title insurance policies for loans found to have either of the following issues affecting the first lien position of the subject mortgage:

1.	Potentially superior, pre-origination mortgage and/or non-mortgage liens; and/or

Potentially superior post-origination HOA and/or municipal liens

Solidifi | 88 Silva Lane, Suite 210 | Middletown | Rhode Island | 02842 | P: 1.401.239.5330 | F: 1.401.851.7950 | www.solidifi.com

Summary of Results

With respect to the 211 mortgage loans:

1.	As set forth in the title search reports, the subject mortgage is recorded in the appropriate recording jurisdiction.

2.	As set forth in the title search reports, the subject mortgage is in first lien position, with the exception of 40 loans, of which:

a.	39 mortgage loans found to have pre-origination mortgage and/or non-mortgage liens, the origination title policies were either unavailable, or did not insure over the lien recorded of record. The total dollar amount of pre-origination mortgage and/or non-mortgage liens not insured over by a title policy is $3,840,210.28.
b.	1 mortgage loan was not recorded in the appropriate recording jurisdiction.

3.	As set forth in the title search reports:
a.	1 mortgage loan for which potentially superior post-origination HOA liens were found of record. The total amount of such potentially superior, post-origination HOA lien is $3,193.21.
b.	3 mortgage loans for which potentially superior post-origination municipal lien was found of record. The total amount of such potentially superior, post-origination municipal liens is $21,379.98.

Issue Identified	# of Loans Affected	Total Amount of Recorded Liens
Potentially superior, pre-origination mortgage and/or non-mortgage liens	38	$3,825,210.28
Potentially superior post-origination HOA and/or municipal liens	3	$24,073.19
Loans that have both potentially superior, pre-origination mortgage and/or non-mortgage liens and potentially superior post-origination HOA and/or municipal liens	1	$15,500.00
Totals	42	$3,864,783.47

Solidifi | 88 Silva Lane, Suite 210 | Middletown | Rhode Island | 02842 | P: 1.401.239.5330 | F: 1.401.851.7950 | www.solidifi.com